Leases (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary of Right of Use Assets
Right-of-use
assets are comprised of the following:

	Yen in millions
	Land	Buildings	Machinery and equipment	Total
Balance as of April 1, 2020:
Carrying amount	16,581	338,426	18,275	373,282

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	1,657	61,887	5,299	68,843
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(0)	(2,255)	(268)	(2,523)
Depreciation	(1,043)	(70,049)	(8,330)	(79,422)
Other	(1,801)	(659)	314	(2,146)

Net changes	(1,187)	(11,076)	(2,985)	(15,248)

Balance as of March 31, 2021:
Carrying amount	15,394	327,350	15,290	358,034

Changes in the carrying amount
Increase due to new lease agreements and remeasurement of lease liabilities	2,908	104,456	12,816	120,180
Decrease due to termination of lease agreements and remeasurement of lease liabilities	(159)	(5,685)	(356)	(6,200)
Depreciation	(1,140)	(72,944)	(7,700)	(81,784)
Other	797	22,091	312	23,200

Net changes	2,406	47,918	5,072	55,396

Balance as of March 31, 2022:
Carrying amount	17,800	375,268	20,362	413,430

Summary of Lease Expenses
(2)	Income, expenses, and cash flows (except for depreciation) arising from lease contracts as a lessee and lessor are as follows:

	Yen in millions
	Fiscal year ended March 31
	2021	2022
Interest expenses on lease liabilities	8,292	8,223
Expenses related to short-term leases accounted for applying an exemption	17,805	19,764
Income from subleases	(2,256)	(2,256)
Net cash outflows for leases	81,399	83,546